INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2016	2015

Raw materials	$44	$53
Work in process	5	4
Finished goods	18	14

	$67	$71